Consolidated Statements of Comprehensive Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest income:
Loans receivable	$ 18,987	$ 21,887	$ 29,257
Securities available for sale:
Mortgage-backed and related	164	300	604
Other marketable	1,269	614	737
Cash equivalents	189	129	101
Other	4	53	117
Total interest income	20,613	22,983	30,816
Interest expense:
Deposits	1,211	1,804	3,741
Federal Home Loan Bank advances	0	1,485	3,398
Total interest expense	1,211	3,289	7,139
Net interest income	19,402	19,694	23,677
Provision for loan losses	(6,998)	(7,881)	2,544
Net interest income after provision for loan losses	26,400	27,575	21,133
Non-interest income:
Fees and service charges	3,458	3,513	3,325
Loan servicing fees	1,058	1,029	964
Gain on sales of loans	1,828	2,102	3,574
Gain on sale of branch office	0	0	552
Other	940	668	575
Total non-interest income	7,284	7,312	8,990
Non-interest expense:
Compensation and benefits	13,332	12,680	12,452
(Gains) losses on real estate owned	(1,194)	(830)	181
Occupancy	3,691	3,338	3,358
Deposit insurance	435	868	1,255
Data processing	1,011	1,289	1,434
Other	4,128	5,278	5,990
Total noninterest expense	21,403	22,623	24,670
Income before income tax expense	12,281	12,264	5,453
Income tax expense (benefit)	4,902	(14,406)	132
Net income	7,379	26,670	5,321
Preferred stock dividends and discount	(1,710)	(2,068)	(1,861)
Net income available to common shareholders	5,669	24,602	3,460
Other comprehensive income (loss), net of tax	256	(625)	(520)
Comprehensive income attributable to common shareholders	$ 5,925	$ 23,977	$ 2,940
Basic earnings per common share (in Dollars per share)	$ 1.40	$ 6.15	$ 0.88
Diluted earnings per common share (in Dollars per share)	$ 1.23	$ 5.71	$ 0.86